Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Schedule of rollforward of intangible assets

Description	Weighted average rate (p.a.)	December 31, 2023	Acquisitions	Write-offs	Transfers (a)	December 31, 2024

Cost
Goodwill		901,417	—	—	—	901,417
Slots		126,547	—	—	—	126,547
Software		776,311	300,595	(178,404)	(37)	898,465
		1,804,275	300,595	(178,404)	(37)	1,926,429
Amortization
Software	28%	(341,028)	(201,431)	175,643	—	(366,816)
		(341,028)	(201,431)	175,643	—	(366,816)

Total intangible assets, net		1,463,247	99,164	(2,761)	(37)	1,559,613

(a)The transfer balances are between the group “Property and equipment”.

Description	Weighted average rate (p.a.)	December 31, 2022	Acquisitions	Write-offs	Transfer (a)	December 31, 2023

Cost
Goodwill		901,417	—	—	—	901,417
Slots		126,547	—	—	—	126,547
Software		946,516	251,683	(422,080)	192	776,311
		1,974,480	251,683	(422,080)	192	1,804,275

Amortization
Software	19%	(547,957)	(182,264)	389,193	—	(341,028)
		(547,957)	(182,264)	389,193	—	(341,028)

Total intangible assets, net		1,426,523	69,419	(32,887)	192	1,463,247

(a)The transfer balances are between the group “Property and equipment”, “Right-of-use assets” and “Intangible”.

Disclosure of intangible assets with indefinite useful life

	December 31,
Description	2024	2023

Carrying amount – Goodwill and slots	1,027,964	1,027,964